Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Labilities - Private Placement Warrants [Member] - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Labilities [Line Items]
Fair value as of October 19, 2021 (IPO)	$ 2,354,000	$ 107,713	$ 356,666
Change in fair value	(7,632,666)	(248,953)	(1,997,334)
Fair value , ending	2,354,000	107,713	356,666
Fair value , beginning		$ 356,666	$ 2,354,000
IPO [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Labilities [Line Items]
Fair value as of October 19, 2021 (IPO)
Fair value , beginning	$ 9,986,666